Acquisition (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2021	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 12, 2022
Acquisition (Details) [Line Items]
Common shares issued (in Shares)	10,132,047
Common shares outstanding (in Shares)	10,132,047		10,207,212		10,207,212		10,207,212
Economic life							10 years
Notes payable			$ 209,025		$ 209,025		$ 469,252		$ 468,137
Notes payable interest rate									9.00%
Interest expense			$ 4,501		$ 10,586
Weighted average cost of capital			37.50%		37.50%		33.80%
Prepaid royalties			$ 339,091		$ 339,091		$ 339,091	$ 344,321
Warrants to purschase common stock (in Shares)							749,984
Stike price per share (in Dollars per share)							$ 20
Warrants term			6 years 2 months 15 days		6 years 2 months 15 days		5 years
Net sales percent							6.00%
International net sales							$ 50,000,000
Deferred revenue, period increase (decrease)							$ 200,000,000
Cash payment percentage							10.00%
Liquidation preference							$ 20,000,000
Proceeds of net sale percentage							15.00%
Purchase price consideration					$ 7,774,000
Contingent consideration liability
Stock exchange acquisition common stock (in Shares)			10,207,212		10,207,212		10,132,212	8,982,212
Common stock, shares,outstanding (in Shares)			10,207,212		10,207,212		10,132,212	8,982,212
Marizyme [Member]
Acquisition (Details) [Line Items]
Stock exchange acquisition common stock (in Shares)	10,132,212
Common stock, shares,outstanding (in Shares)	10,132,212
Royalties [Member]
Acquisition (Details) [Line Items]
Net sales percent							5.00%
International net sales							$ 50,000,000
Royalties [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Net sales percent							4.00%
Royalties [Member] | Maximum [Member]
Acquisition (Details) [Line Items]
Net sales percent							2.00%
Deferred revenue, period increase (decrease)							$ 50,000,000
Net sales greater							$ 200,000,000
Common Stock [Member]
Acquisition (Details) [Line Items]
Restricted shares issued (in Shares)							2,500,000
Performance Warrants [Member]
Acquisition (Details) [Line Items]
Warrants to purschase common stock (in Shares)							1,000,000
Pediatric Voucher Warrants [Member]
Acquisition (Details) [Line Items]
Warrants to purschase common stock (in Shares)							62,500
Warrants term							5 years
Trade Name [Member]
Acquisition (Details) [Line Items]
Economic life					14 years
Software [Member]
Acquisition (Details) [Line Items]
Economic life					15 years
Lab on Chip Technology [Member]
Acquisition (Details) [Line Items]
Economic life					17 years
Somah Acquisition [Member]
Acquisition (Details) [Line Items]
Purchase price consideration		$ 9,926,000
Somah Acquisition [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Contingent consideration liability							$ 1,387,000
Somah Acquisition [Member] | Maximum [Member]
Acquisition (Details) [Line Items]
Contingent consideration liability		$ 11,313,000
My Health Logic Inc. [Member]
Acquisition (Details) [Line Items]
Notes payable							$ 468,137
Notes payable interest rate							9.00%
Weighted average cost of capital								37.50%
Purchase price consideration							$ 7,774,000
Debt maturity date							Aug. 12, 2022
Interest expense on notes payable							$ 1,115
My Health Logic Inc. [Member] | Trade Name [Member]
Acquisition (Details) [Line Items]
Economic life							14 years
My Health Logic Inc. [Member] | Lab On Chip Technology [Member]
Acquisition (Details) [Line Items]
Economic life							17 years
My Health Logic Inc. [Member] | Software Development [Member]
Acquisition (Details) [Line Items]
Economic life							15 years
Health Logic Interactive Inc. [Member]
Acquisition (Details) [Line Items]
Common shares issued (in Shares)	1,150,000
Common shares held and administered (in Shares)	57,499
Percentage of issued and outstanding	11.35%
Unit Purchase Agreement [Member]
Acquisition (Details) [Line Items]
Notes payable			$ 278,678		$ 278,678
DuraGraft [Member]
Acquisition (Details) [Line Items]
Economic life							13 years
HL II Holding [Member]
Acquisition (Details) [Line Items]
Stock exchange acquisition common stock (in Shares)	1,150,000
Common stock issued held and administered (in Shares)	57,499
Total number of issued and outstanding percnet	11.35%